UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-05482

Deutsche High Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2015

ITEM 1.	REPORT TO STOCKHOLDERS

May 31, 2015

Semiannual Report

to Shareholders

Deutsche High Income Trust

Ticker Symbol: KHI

Contents
3 Performance Summary
4 Portfolio Manager
4 Portfolio Summary
7 Investment Portfolio
24 Statement of Assets and Liabilities
26 Statement of Operations
27 Statement of Cash Flows
29 Statement of Changes in Net Assets
30 Financial Highlights
32 Notes to Financial Statements
44 Shareholder Meeting Results
45 Dividend Reinvestment and Cash Purchase Plan
48 Additional Information
50 Privacy Statement

The fund seeks, through a professionally managed, diversified portfolio of income-producing securities, the highest current income obtainable consistent with reasonable risk as determined by the fund's investment advisor, Deutsche Investment Management Americas Inc. (the "Advisor"). As a secondary objective, the fund seeks capital gains where consistent with its primary objective.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Investing in foreign securities presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2015 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit deutschefunds.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for information purposes only and are not intended for trading purposes.
Average Annual Total Returns as of 5/31/15
Deutsche High Income Trust	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	3.52%	3.57%	11.09%	8.29%
Based on Market Price(a)	3.00%	0.99%	10.03%	5.18%
Credit Suisse High Yield Index(b)	2.55%	1.54%	8.86%	7.88%
Morningstar Closed-End High Yield Bond Funds Category (based on Net Asset Value)(c)	2.78%	2.25%	11.04%	8.14%

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period. Expenses of the Fund include management fee, interest expense and other Fund expenses. Total returns shown take into account these fees and expenses. The annualized expense ratio of the Fund for the six months ended May 31, 2015 was 1.61% (1.09% excluding interest expense).

(b) Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c) Morningstar's Closed-End High Yield Bond Funds category represents high-yield bond portfolios that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These portfolios generally offer higher yields than other types of portfolios, but they are also more vulnerable to economic and credit risk. These portfolios primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End High Yield Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.
Net Asset Value and Market Price
	As of 5/31/15	As of 11/30/14
Net Asset Value	$9.84	$9.89
Market Price	$8.82	$8.91

Prices and net asset value fluctuate and are not guaranteed.

Distribution Information
Six Months as of 5/31/15: Income Dividends	$.36
May Income Dividend	$.0560
Current Annualized Distribution Rate (Based on Net Asset Value) as of 5/31/15†	6.83%
Current Annualized Distribution Rate (Based on Market Price) as of 5/31/15†	7.62%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2015. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed and will fluctuate. Distributions do not include return of capital or other non-income sources.

Portfolio Manager

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Began managing the fund in 2006.

— Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

— Prior to that, he spent four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, he served as an officer in the US Army from 1988 to 1991.

— Head of US High Yield Bonds: New York.

— BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of May 31, 2015 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 119.4%
Consumer Discretionary 24.3%
1011778 BC ULC, 144A, 4.625%, 1/15/2022		170,000	170,213
Ally Financial, Inc.:
3.25%, 2/13/2018		1,125,000	1,122,187
3.5%, 1/27/2019		885,000	878,362
4.125%, 3/30/2020		370,000	370,000
AMC Entertainment, Inc., 5.875%, 2/15/2022		260,000	271,050
AMC Networks, Inc., 7.75%, 7/15/2021		90,000	97,875
AmeriGas Finance LLC:
6.75%, 5/20/2020		545,000	583,150
7.0%, 5/20/2022		415,000	446,125
APX Group, Inc., 6.375%, 12/1/2019		220,000	219,725
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		665,000	695,756
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		350,000	375,812
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		350,000	329,000
Avis Budget Car Rental LLC:
144A, 5.25%, 3/15/2025		585,000	573,300
5.5%, 4/1/2023		800,000	820,000
Block Communications, Inc., 144A, 7.25%, 2/1/2020		445,000	457,237
Boyd Gaming Corp., 6.875%, 5/15/2023		200,000	203,500
Cablevision Systems Corp., 5.875%, 9/15/2022		130,000	129,675
CCO Holdings LLC:
144A, 5.125%, 5/1/2023		525,000	527,625
144A, 5.375%, 5/1/2025		395,000	397,962
144A, 5.875%, 5/1/2027		660,000	664,950
6.5%, 4/30/2021		1,000,000	1,051,875
7.0%, 1/15/2019		54,000	56,126
7.375%, 6/1/2020		65,000	69,225
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		710,000	672,725
144A, 6.375%, 9/15/2020		820,000	836,400
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022		270,000	282,825
Series B, 6.5%, 11/15/2022		390,000	412,912
Series A, 7.625%, 3/15/2020		65,000	67,844
Series B, 7.625%, 3/15/2020		1,655,000	1,750,162
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	25,750
Crown Media Holdings, Inc., 10.5%, 7/15/2019		155,000	164,300
CSC Holdings LLC:
144A, 5.25%, 6/1/2024		665,000	650,869
6.75%, 11/15/2021		1,000,000	1,088,750
Dana Holding Corp., 5.5%, 12/15/2024		245,000	249,900
Delphi Corp., 5.0%, 2/15/2023		305,000	328,447
DISH DBS Corp.:
4.25%, 4/1/2018		320,000	328,800
4.625%, 7/15/2017		190,000	197,363
5.0%, 3/15/2023		415,000	399,956
5.125%, 5/1/2020		1,400,000	1,431,500
6.75%, 6/1/2021		80,000	85,450
Family Tree Escrow LLC:
144A, 5.25%, 3/1/2020		1,340,000	1,405,325
144A, 5.75%, 3/1/2023		420,000	443,100
Fiat Chrysler Automobiles NV, 144A, 4.5%, 4/15/2020		470,000	478,225
Group 1 Automotive, Inc., 144A, 5.0%, 6/1/2022		560,000	562,800
Harron Communications LP, 144A, 9.125%, 4/1/2020		465,000	503,944
HD Supply, Inc.:
144A, 5.25%, 12/15/2021		370,000	384,800
7.5%, 7/15/2020		130,000	140,563
11.5%, 7/15/2020		435,000	508,950
Hot Topic, Inc., 144A, 9.25%, 6/15/2021		175,000	189,438
iHeartCommunications, Inc.:
9.0%, 12/15/2019		620,000	609,150
11.25%, 3/1/2021		150,000	151,500
Jaguar Land Rover Automotive PLC, 144A, 3.5%, 3/15/2020		1,275,000	1,275,000
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019		140,000	133,700
L Brands, Inc., 7.0%, 5/1/2020		185,000	211,825
Live Nation Entertainment, Inc.:
144A, 5.375%, 6/15/2022		60,000	61,500
144A, 7.0%, 9/1/2020		410,000	438,187
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		265,000	263,012
Mediacom Broadband LLC:
5.5%, 4/15/2021		65,000	64,675
6.375%, 4/1/2023		465,000	483,600
Mediacom LLC, 7.25%, 2/15/2022		125,000	132,500
MGM Resorts International:
6.0%, 3/15/2023		375,000	388,594
6.75%, 10/1/2020		520,000	563,550
7.5%, 6/1/2016		105,000	110,009
7.625%, 1/15/2017		290,000	312,112
8.625%, 2/1/2019		580,000	667,000
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		185,000	185,694
Numericable-SFR:
144A, 4.875%, 5/15/2019		615,000	618,690
144A, 6.0%, 5/15/2022		920,000	928,050
Penske Automotive Group, Inc., 5.375%, 12/1/2024		885,000	915,975
Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		165,000	173,044
Pinnacle Entertainment, Inc., 6.375%, 8/1/2021		185,000	197,488
Quebecor Media, Inc., 5.75%, 1/15/2023		220,000	228,250
Sabre GLBL, Inc., 144A, 5.375%, 4/15/2023		30,000	30,525
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		475,000	480,344
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		140,000	141,400
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		125,000	133,150
Sirius XM Radio, Inc., 144A, 5.875%, 10/1/2020		250,000	260,313
Spectrum Brands, Inc., 144A, 5.75%, 7/15/2025		165,000	169,950
Springs Industries, Inc., 6.25%, 6/1/2021		340,000	334,900
Starz LLC, 5.0%, 9/15/2019		175,000	180,250
Suburban Propane Partners LP, 5.75%, 3/1/2025		180,000	186,300
TRI Pointe Holdings, Inc., 144A, 4.375%, 6/15/2019		175,000	172,375
UCI International, Inc., 8.625%, 2/15/2019		125,000	112,500
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		1,020,000	1,051,875
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		330,000	330,825
144A, 8.5%, 10/15/2022		220,000	246,400
Visant Corp., 10.0%, 10/1/2017		60,000	50,550
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025		215,000	219,300
			37,315,890
Consumer Staples 2.4%
Chiquita Brands International, Inc., 7.875%, 2/1/2021		43,000	46,763
Cott Beverages, Inc.:
144A, 5.375%, 7/1/2022		535,000	524,300
144A, 6.75%, 1/1/2020		245,000	257,862
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		395,000	415,737
JBS Investments GmbH, 144A, 7.25%, 4/3/2024		615,000	658,050
JBS U.S.A. LLC:
144A, 5.75%, 6/15/2025 (b)		260,000	262,600
144A, 7.25%, 6/1/2021		630,000	665,595
144A, 8.25%, 2/1/2020		180,000	191,970
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		245,000	248,675
Post Holdings, Inc., 144A, 6.75%, 12/1/2021		115,000	113,850
Roundy's Supermarkets, Inc., 144A, 10.25%, 12/15/2020		65,000	56,388
Smithfield Foods, Inc., 6.625%, 8/15/2022		11,000	11,888
The WhiteWave Foods Co., 5.375%, 10/1/2022		245,000	264,600
			3,718,278
Energy 16.5%
Antero Resources Corp.:
5.125%, 12/1/2022		430,000	428,925
5.375%, 11/1/2021		315,000	318,937
144A, 5.625%, 6/1/2023		250,000	256,750
Baytex Energy Corp.:
144A, 5.125%, 6/1/2021		90,000	87,525
144A, 5.625%, 6/1/2024		115,000	110,975
Berry Petroleum Co., LLC:
6.375%, 9/15/2022		220,000	180,400
6.75%, 11/1/2020		495,000	423,225
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		145,000	150,220
California Resources Corp.:
5.0%, 1/15/2020		1,035,000	985,837
5.5%, 9/15/2021		434,000	411,215
6.0%, 11/15/2024		170,000	156,400
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		330,000	336,600
Chaparral Energy, Inc., 7.625%, 11/15/2022		195,000	156,000
Chesapeake Energy Corp.:
5.75%, 3/15/2023		1,815,000	1,792,312
6.125%, 2/15/2021		60,000	61,050
6.625%, 8/15/2020		315,000	329,112
Concho Resources, Inc., 5.5%, 4/1/2023		495,000	502,425
Continental Resources, Inc., 3.8%, 6/1/2024		230,000	214,768
Crestwood Midstream Partners LP:
6.125%, 3/1/2022		190,000	198,313
144A, 6.25%, 4/1/2023		120,000	126,382
Endeavor Energy Resources LP:
144A, 7.0%, 8/15/2021		645,000	643,387
144A, 8.125%, 9/15/2023		130,000	134,875
Energy Transfer Equity LP, 5.5%, 6/1/2027		130,000	130,813
EP Energy LLC, 144A, 6.375%, 6/15/2023		295,000	295,369
EV Energy Partners LP, 8.0%, 4/15/2019		1,150,000	1,109,750
Gulfport Energy Corp., 144A, 6.625%, 5/1/2023		130,000	132,600
Halcon Resources Corp.:
144A, 8.625%, 2/1/2020		595,000	603,925
9.75%, 7/15/2020		200,000	144,500
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024		225,000	218,813
144A, 5.75%, 10/1/2025 (b)		465,000	464,709
Holly Energy Partners LP, 6.5%, 3/1/2020		125,000	125,000
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019		200,000	178,000
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		450,000	489,615
Laredo Petroleum, Inc., 6.25%, 3/15/2023		370,000	382,025
Linn Energy LLC, 6.25%, 11/1/2019		140,000	119,700
MEG Energy Corp.:
144A, 6.5%, 3/15/2021		240,000	232,800
144A, 7.0%, 3/31/2024		805,000	776,825
Memorial Resource Development Corp., 144A, 5.875%, 7/1/2022		225,000	219,938
Murphy Oil U.S.A., Inc., 6.0%, 8/15/2023		350,000	371,875
Newfield Exploration Co.:
5.375%, 1/1/2026		190,000	196,650
5.75%, 1/30/2022		225,000	237,375
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		665,000	628,425
Oasis Petroleum, Inc.:
6.875%, 3/15/2022		740,000	756,650
6.875%, 1/15/2023		260,000	263,900
Range Resources Corp., 144A, 4.875%, 5/15/2025		265,000	265,000
Regency Energy Partners LP:
5.0%, 10/1/2022		150,000	156,840
5.875%, 3/1/2022		35,000	38,325
Rice Energy, Inc., 144A, 7.25%, 5/1/2023		60,000	62,400
RSP Permian, Inc., 144A, 6.625%, 10/1/2022		600,000	624,000
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		740,000	764,050
5.625%, 4/15/2023		165,000	167,888
144A, 5.625%, 3/1/2025		310,000	310,000
5.75%, 5/15/2024		1,020,000	1,036,575
SESI LLC, 7.125%, 12/15/2021		430,000	460,100
Seven Generations Energy Ltd., 144A, 6.75%, 5/1/2023		100,000	100,750
Sunoco LP, 144A, 6.375%, 4/1/2023		185,000	192,400
Talos Production LLC, 144A, 9.75%, 2/15/2018		410,000	359,775
Targa Resources Partners LP:
144A, 4.125%, 11/15/2019		95,000	95,000
144A, 5.0%, 1/15/2018		660,000	681,450
TerraForm Power Operating LLC, 144A, 5.875%, 2/1/2023		310,000	320,075
Tesoro Corp., 4.25%, 10/1/2017		235,000	243,225
Triangle U.S.A. Petroleum Corp., 144A, 6.75%, 7/15/2022		175,000	147,875
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	190,000
Whiting Petroleum Corp.:
5.75%, 3/15/2021		245,000	249,287
144A, 6.25%, 4/1/2023		1,225,000	1,255,625
Williams Partners LP, 6.125%, 7/15/2022		380,000	408,975
WPX Energy, Inc., 5.25%, 1/15/2017		1,015,000	1,040,375
			25,254,880
Financials 7.5%
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		790,000	841,350
AerCap Ireland Capital Ltd., 144A, 5.0%, 10/1/2021		155,000	164,300
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		920,000	977,500
CIT Group, Inc.:
3.875%, 2/19/2019		1,310,000	1,313,275
5.0%, 5/15/2017		230,000	238,464
5.25%, 3/15/2018		645,000	674,025
CNO Financial Group, Inc.:
4.5%, 5/30/2020		95,000	98,202
5.25%, 5/30/2025		200,000	207,500
Credit Agricole SA, 144A, 7.875%, 1/29/2049		395,000	420,444
Denali Borrower LLC, 144A, 5.625%, 10/15/2020		365,000	387,356
E*TRADE Financial Corp.:
4.625%, 9/15/2023		245,000	246,225
5.375%, 11/15/2022		225,000	235,125
Hellas Telecommunications Finance, 144A, 8.011%**, 7/15/2015*	EUR	294,810	0
International Lease Finance Corp.:
3.875%, 4/15/2018		805,000	824,078
5.75%, 5/15/2016		1,215,000	1,254,487
6.25%, 5/15/2019		345,000	382,950
8.75%, 3/15/2017		685,000	756,925
Morgan Stanley, Series H, 5.45%, 7/29/2049		185,000	185,463
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		335,000	361,800
(REIT), 6.875%, 5/1/2021		305,000	326,731
Neuberger Berman Group LLC, 144A, 5.875%, 3/15/2022		310,000	333,250
Popular, Inc., 7.0%, 7/1/2019		175,000	179,375
Seminole Tribe of Florida, Inc., 144A, 7.804%, 10/1/2020		300,000	324,000
Societe Generale SA, 144A, 7.875%, 12/29/2049		500,000	513,750
The Goldman Sachs Group, Inc., Series L, 5.7%, 12/29/2049		310,000	313,395
			11,559,970
Health Care 13.5%
Community Health Systems, Inc.:
5.125%, 8/15/2018		3,440,000	3,538,900
5.125%, 8/1/2021		65,000	67,438
6.875%, 2/1/2022		260,000	277,553
7.125%, 7/15/2020		1,830,000	1,951,237
Concordia Healthcare Corp., 144A, 7.0%, 4/15/2023		130,000	130,813
Endo Finance LLC:
144A, 5.375%, 1/15/2023		265,000	259,037
144A, 5.75%, 1/15/2022		260,000	263,900
144A, 6.0%, 2/1/2025		185,000	187,313
Fresenius Medical Care U.S. Finance II, Inc., 144A, 5.625%, 7/31/2019		250,000	271,875
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		190,000	205,200
144A, 6.5%, 9/15/2018		125,000	138,750
HCA, Inc.:
6.5%, 2/15/2020		3,645,000	4,068,731
7.5%, 2/15/2022		460,000	538,200
Hologic, Inc., 6.25%, 8/1/2020		230,000	238,338
IMS Health, Inc., 144A, 6.0%, 11/1/2020		275,000	286,000
LifePoint Health, Inc., 5.5%, 12/1/2021		325,000	341,656
Mallinckrodt International Finance SA, 144A, 4.875%, 4/15/2020		220,000	225,225
Par Pharmaceutical Companies, Inc., 7.375%, 10/15/2020		395,000	422,650
Tenet Healthcare Corp., 6.25%, 11/1/2018		2,000,000	2,178,740
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		465,000	484,762
144A, 5.875%, 5/15/2023		430,000	445,587
144A, 6.125%, 4/15/2025		1,310,000	1,362,400
144A, 6.375%, 10/15/2020		295,000	314,728
144A, 6.75%, 8/15/2018		1,155,000	1,220,691
144A, 7.5%, 7/15/2021		1,235,000	1,351,090
			20,770,814
Industrials 13.2%
ADT Corp.:
3.5%, 7/15/2022		175,000	160,965
4.125%, 4/15/2019		55,000	55,963
5.25%, 3/15/2020		405,000	428,287
6.25%, 10/15/2021		185,000	198,413
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/2021		470,000	502,900
Aguila 3 SA, 144A, 7.875%, 1/31/2018		520,000	522,600
Apex Tool Group LLC, 144A, 7.0%, 2/1/2021		210,000	191,100
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		310,000	321,625
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		346,480	351,677
Belden, Inc., 144A, 5.5%, 9/1/2022		380,000	389,500
Bombardier, Inc.:
144A, 4.75%, 4/15/2019		185,000	179,450
144A, 5.5%, 9/15/2018		120,000	118,800
144A, 5.75%, 3/15/2022		265,000	241,812
144A, 6.0%, 10/15/2022		305,000	276,406
144A, 7.5%, 3/15/2025		125,000	119,531
144A, 7.75%, 3/15/2020		1,365,000	1,409,362
Casella Waste Systems, Inc., 7.75%, 2/15/2019		415,000	426,412
CNH Industrial Capital LLC, 3.25%, 2/1/2017		1,030,000	1,032,575
Covanta Holding Corp., 5.875%, 3/1/2024		260,000	267,800
CTP Transportation Products LLC, 144A, 8.25%, 12/15/2019		325,000	345,312
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		155,000	155,031
DR Horton, Inc., 4.0%, 2/15/2020		120,000	120,600
Ducommun, Inc., 9.75%, 7/15/2018		415,000	438,862
Edgewell Personal Care Co., 144A, 5.5%, 6/15/2025 (b)		65,000	65,000
EnerSys, 144A, 5.0%, 4/30/2023		65,000	65,813
Florida East Coast Holdings Corp., 144A, 6.75%, 5/1/2019		115,000	114,713
FTI Consulting, Inc., 6.0%, 11/15/2022		220,000	233,750
Garda World Security Corp., 144A, 7.25%, 11/15/2021		340,000	333,200
Gates Global LLC, 144A, 6.0%, 7/15/2022		225,000	207,563
Huntington Ingalls Industries, Inc., 144A, 5.0%, 12/15/2021		530,000	551,200
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		610,000	635,925
Masonite International Corp., 144A, 5.625%, 3/15/2023		270,000	279,450
Meritor, Inc.:
6.25%, 2/15/2024		255,000	259,144
6.75%, 6/15/2021		615,000	638,062
Moog, Inc., 144A, 5.25%, 12/1/2022		220,000	226,600
Navios Maritime Holdings, Inc., 144A, 7.375%, 1/15/2022		980,000	894,250
Nortek, Inc., 8.5%, 4/15/2021		235,000	254,681
Oshkosh Corp.:
5.375%, 3/1/2022		195,000	203,288
144A, 5.375%, 3/1/2025		30,000	31,050
Ply Gem Industries, Inc., 6.5%, 2/1/2022		510,000	502,475
SBA Communications Corp., 5.625%, 10/1/2019		215,000	226,825
Spirit AeroSystems, Inc., 5.25%, 3/15/2022		340,000	357,000
Titan International, Inc., 6.875%, 10/1/2020		420,000	387,975
TransDigm, Inc.:
6.0%, 7/15/2022		305,000	309,194
6.5%, 7/15/2024		185,000	188,700
7.5%, 7/15/2021		1,400,000	1,515,500
Triumph Group, Inc., 5.25%, 6/1/2022		150,000	148,500
United Rentals North America, Inc.:
4.625%, 7/15/2023		210,000	210,000
6.125%, 6/15/2023		30,000	31,350
7.375%, 5/15/2020		1,490,000	1,605,475
7.625%, 4/15/2022		350,000	382,375
USG Corp., 144A, 5.5%, 3/1/2025		15,000	15,525
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		315,000	336,266
XPO Logistics, Inc., 144A, 7.875%, 9/1/2019		300,000	322,125
ZF North America Capital, Inc.:
144A, 4.5%, 4/29/2022		215,000	218,763
144A, 4.75%, 4/29/2025		285,000	285,000
			20,291,720
Information Technology 8.4%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		125,000	131,719
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		1,045,000	1,116,844
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		270,000	280,800
Audatex North America, Inc.:
144A, 6.0%, 6/15/2021		390,000	406,981
144A, 6.125%, 11/1/2023		150,000	156,000
BMC Software Finance, Inc., 144A, 8.125%, 7/15/2021		535,000	483,506
Boxer Parent Co., Inc., 144A, 9.0%, 10/15/2019		370,000	303,400
Cardtronics, Inc., 144A, 5.125%, 8/1/2022		175,000	174,125
CDW LLC:
5.5%, 12/1/2024		890,000	932,275
6.0%, 8/15/2022		1,230,000	1,322,250
CyrusOne LP, 6.375%, 11/15/2022		110,000	115,500
EarthLink Holdings Corp., 7.375%, 6/1/2020		285,000	297,825
Entegris, Inc., 144A, 6.0%, 4/1/2022		185,000	193,325
Equinix, Inc.:
5.375%, 1/1/2022		300,000	312,187
5.375%, 4/1/2023		765,000	787,950
5.75%, 1/1/2025		225,000	231,750
First Data Corp.:
144A, 6.75%, 11/1/2020		1,453,000	1,551,077
144A, 7.375%, 6/15/2019		280,000	291,200
144A, 8.75%, 1/15/2022		565,000	604,550
144A, 8.875%, 8/15/2020		500,000	528,750
Freescale Semiconductor, Inc., 144A, 6.0%, 1/15/2022		325,000	350,187
Infor U.S., Inc., 144A, 6.5%, 5/15/2022		285,000	296,087
Micron Technology, Inc.:
144A, 5.25%, 8/1/2023		305,000	305,000
144A, 5.625%, 1/15/2026		300,000	294,750
NCR Corp.:
5.875%, 12/15/2021		65,000	66,138
6.375%, 12/15/2023		165,000	169,950
NXP BV, 144A, 3.75%, 6/1/2018		720,000	734,400
Open Text Corp., 144A, 5.625%, 1/15/2023		245,000	247,603
Project Homestake Merger Corp., 144A, 8.875%, 3/1/2023		185,000	184,769
Sanmina Corp., 144A, 4.375%, 6/1/2019		30,000	30,150
			12,901,048
Materials 8.8%
ArcelorMittal SA, 5.125%, 6/1/2020 (b)		85,000	86,275
Ardagh Packaging Finance PLC:
144A, 3.271%**, 12/15/2019		390,000	383,663
144A, 6.75%, 1/31/2021		410,000	422,300
Ashland, Inc., 3.875%, 4/15/2018		1,160,000	1,195,032
Berry Plastics Corp., 5.5%, 5/15/2022		505,000	516,678
Cascades, Inc., 144A, 5.5%, 7/15/2022		175,000	174,125
Chemours Co.:
144A, 6.625%, 5/15/2023		600,000	609,000
144A, 7.0%, 5/15/2025		110,000	111,925
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025		360,000	364,500
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		245,000	259,700
Coveris Holdings SA, 144A, 7.875%, 11/1/2019		390,000	398,775
Crown Americas LLC, 6.25%, 2/1/2021		55,000	57,750
Evolution Escrow Issuer LLC, 144A, 7.5%, 3/15/2022		300,000	298,500
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		471,000	456,281
Greif, Inc., 7.75%, 8/1/2019		110,000	124,850
Hexion, Inc.:
6.625%, 4/15/2020		715,000	673,887
8.875%, 2/1/2018		85,000	77,988
Huntsman International LLC:
5.125%, 4/15/2021	EUR	225,000	261,327
8.625%, 3/15/2021		56,000	59,220
Kaiser Aluminum Corp., 8.25%, 6/1/2020		300,000	326,250
Novelis, Inc., 8.75%, 12/15/2020		1,330,000	1,416,862
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		200,000	209,500
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		310,000	319,300
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022		280,000	294,000
Polymer Group, Inc., 7.75%, 2/1/2019		168,000	174,510
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		2,690,000	2,800,962
6.875%, 2/15/2021		580,000	611,900
Sealed Air Corp.:
144A, 4.875%, 12/1/2022		145,000	146,088
144A, 5.125%, 12/1/2024		75,000	76,313
Signode Industrial Group Lux SA, 144A, 6.375%, 5/1/2022		245,000	245,000
Tronox Finance LLC, 6.375%, 8/15/2020		240,000	230,400
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		120,000	123,900
144A, 5.625%, 10/1/2024		60,000	63,150
			13,569,911
Telecommunication Services 21.3%
Altice Financing SA:
144A, 6.5%, 1/15/2022		200,000	205,000
144A, 7.875%, 12/15/2019		245,000	260,006
Altice Finco SA, 144A, 9.875%, 12/15/2020		245,000	271,031
B Communications Ltd., 144A, 7.375%, 2/15/2021		330,000	351,862
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020		110,000	114,813
Series W, 6.75%, 12/1/2023		325,000	346,938
CommScope, Inc.:
144A, 4.375%, 6/15/2020 (b)		165,000	166,444
144A, 5.0%, 6/15/2021		305,000	304,238
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		315,000	306,338
144A, 8.25%, 9/30/2020		2,037,000	2,112,369
Digicel Ltd.:
144A, 6.75%, 3/1/2023		470,000	466,475
144A, 7.0%, 2/15/2020		200,000	207,500
Frontier Communications Corp.:
6.25%, 9/15/2021		185,000	178,178
6.875%, 1/15/2025		815,000	743,687
7.125%, 1/15/2023		1,475,000	1,412,312
8.25%, 4/15/2017		357,000	390,022
8.5%, 4/15/2020		610,000	652,700
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		1,062,000	1,168,200
7.625%, 6/15/2021		245,000	275,319
Intelsat Jackson Holdings SA:
5.5%, 8/1/2023		510,000	468,404
7.25%, 10/15/2020		725,000	734,969
7.5%, 4/1/2021		1,350,000	1,370,250
Level 3 Financing, Inc.:
5.375%, 8/15/2022		1,340,000	1,370,150
144A, 5.375%, 5/1/2025		265,000	263,675
6.125%, 1/15/2021		1,340,000	1,420,400
7.0%, 6/1/2020		415,000	444,569
8.625%, 7/15/2020		180,000	194,175
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		370,000	367,240
Plantronics, Inc., 144A, 5.5%, 5/31/2023		130,000	131,950
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020		295,000	325,606
144A, 9.0%, 11/15/2018		995,000	1,140,519
Sprint Corp., 7.125%, 6/15/2024		1,395,000	1,349,662
T-Mobile U.S.A., Inc.:
6.125%, 1/15/2022		130,000	136,338
6.375%, 3/1/2025		990,000	1,033,312
6.464%, 4/28/2019		395,000	408,084
6.625%, 11/15/2020		260,000	272,350
6.625%, 4/1/2023		1,900,000	1,999,750
Telesat Canada, 144A, 6.0%, 5/15/2017		2,560,000	2,601,600
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,295,000	1,296,619
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		49,500	53,955
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		378,000	407,767
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		825,000	826,031
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		225,000	239,063
Windstream Services LLC:
6.375%, 8/1/2023		265,000	222,600
7.5%, 4/1/2023		440,000	394,900
7.75%, 10/15/2020		70,000	71,138
7.75%, 10/1/2021		790,000	746,550
7.875%, 11/1/2017		1,710,000	1,842,525
Zayo Group LLC:
144A, 6.0%, 4/1/2023		240,000	241,678
144A, 6.375%, 5/15/2025		330,000	330,825
			32,640,086
Utilities 3.5%
AES Corp.:
3.283%**, 6/1/2019		205,000	205,513
8.0%, 6/1/2020		480,000	561,600
Calpine Corp.:
5.375%, 1/15/2023		290,000	291,450
5.75%, 1/15/2025		290,000	291,812
DPL, Inc., 6.5%, 10/15/2016		242,000	254,100
Dynegy, Inc., 144A, 7.625%, 11/1/2024		65,000	69,713
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024*		300,000	303,000
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		715,000	757,900
144A, 7.25%, 4/1/2016		315,000	328,387
NGL Energy Partners LP, 5.125%, 7/15/2019		230,000	228,275
NRG Energy, Inc.:
6.25%, 5/1/2024		1,455,000	1,487,737
7.875%, 5/15/2021		260,000	278,525
RJS Power Holdings LLC, 144A, 5.125%, 7/15/2019		235,000	233,238
			5,291,250
Total Corporate Bonds (Cost $180,745,794)			183,313,847

Government & Agency Obligation 0.5%
Other Government Related (c)
VTB Bank OJSC, 144A, 6.315%, 2/22/2018 (Cost $750,000)		750,000	758,040

Loan Participations and Assignments 18.0%
Senior Loans**
Consumer Discretionary 5.0%
Avis Budget Car Rental LLC, Term Loan B, 3.0%, 3/15/2019		620,503	623,605
CSC Holdings, Inc., Term Loan B, 2.685%, 4/17/2020		2,420,997	2,413,152
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		1,991,667	2,010,329
Hilton Worldwide Finance LLC, Term Loan B2, 3.5%, 10/26/2020		565,855	567,516
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		401,273	402,830
Polymer Group, Inc., First Lien Term Loan, 5.25%, 12/19/2019		701,125	705,507
Quebecor Media, Inc., Term Loan B1, 3.25%, 8/17/2020		898,988	893,931
			7,616,870
Consumer Staples 1.8%
Albertson's LLC, Term Loan B2, 5.375%, 3/21/2019		935,971	942,233
HJ Heinz Co., Term Loan B2, 3.25%, 6/5/2020		1,238,188	1,240,361
Pinnacle Foods Finance LLC, Term Loan G, 3.0%, 4/29/2020		294,032	293,748
Vogue International, Inc., Term Loan, 5.75%, 2/14/2020		282,150	285,324
			2,761,666
Financials 0.3%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2010*		466,667	0
Asurion LLC, Second Lien Term Loan, 8.5%, 3/3/2021		390,000	400,360
			400,360
Health Care 2.4%
Amsurg Corp., First Lien Term Loan B, 3.75%, 7/16/2021		352,338	354,001
Community Health Systems, Inc.:
Term Loan G, 3.75%, 12/31/2019		132,132	132,314
Term Loan H, 4.0%, 1/27/2021		243,118	243,992
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		585,575	588,029
Par Pharmaceutical Companies, Inc., Term Loan B2, 4.0%, 9/30/2019		752,743	754,086
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 3.5%, 2/13/2019		874,220	874,828
Term Loan B, 3.5%, 12/11/2019		741,373	743,112
			3,690,362
Industrials 2.1%
BE Aerospace, Inc., Term Loan B, 4.0%, 12/16/2021		299,250	302,661
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		386,100	387,114
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		1,357,958	1,357,367
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/28/2019		1,211,356	1,219,836
			3,266,978
Information Technology 1.0%
First Data Corp., Term Loan, 4.185%, 3/24/2021		1,215,000	1,220,923
Freescale Semiconductor, Inc., Term Loan B4, 4.25%, 2/28/2020		386,090	387,751
			1,608,674
Materials 2.3%
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		1,334,913	1,337,415
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 3.75%, 2/1/2020		1,158,861	1,160,310
Berry Plastics Holding Corp., Term Loan D, 3.5%, 2/8/2020		982,456	982,265
			3,479,990
Telecommunication Services 2.5%
Crown Castle International Corp., Term Loan B, 3.0%, 1/31/2019		1,638,704	1,642,571
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		39,200	39,335
Level 3 Financing, Inc.:
Term Loan B, 4.0%, 1/15/2020		1,020,000	1,021,280
Term Loan B5, 4.5%, 1/31/2022		560,000	560,790
Syniverse Holdings, Inc., Term Loan B, 4.0%, 4/23/2019		673,817	648,340
			3,912,316
Utilities 0.6%
NRG Energy, Inc., Term Loan B, 2.75%, 7/2/2018		955,500	951,678
Total Loan Participations and Assignments (Cost $28,057,278)			27,688,894

Convertible Bond 0.9%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5%, 10/30/2018 (Cost $763,819)		776,436	1,418,937

Preferred Security 0.5%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $426,468)		810,000	737,100

	Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (d)	12	17,632
Industrials 0.0%
Congoleum Corp.*	14,300	0
Quad Graphics, Inc.	176	3,599
		3,599
Materials 0.1%
GEO Specialty Chemicals, Inc.*	85,760	60,169
GEO Specialty Chemicals, Inc. 144A*	1,283	900
		61,069
Total Common Stocks (Cost $198,936)		82,300

Preferred Stock 0.2%
Consumer Discretionary
Ally Financial, Inc. Series G, 144A, 7.0% (Cost $333,475)	359	364,385

Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $124,997)	775	5,685

Cash Equivalents 1.1%
Central Cash Management Fund, 0.09% (e) (Cost $1,688,510)	1,688,510	1,688,510

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $213,089,277)†	140.7	216,057,698
Other Assets and Liabilities, Net	1.6	2,486,993
Notes Payable	(42.3)	(65,000,000)
Net Assets	100.0	153,544,691

The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2010	USD	466,667	467,631	0
Energy Future Holdings Corp.*	6.5%	11/15/2024	USD	300,000	180,578	303,000
Hellas Telecommunications Finance*	8.011%	7/15/2015	EUR	294,810	84,504	0
					732,713	303,000

* Non-income producing security.

** Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2015.

† The cost for federal income tax purposes was $213,865,326. At May 31, 2015, net unrealized appreciation for all securities based on tax cost was $2,192,372. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,402,843 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,210,471.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) When-issued security.

(c) Government-backed debt issued by financial companies or government-sponsored enterprises.

(d) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.
Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc.*	August 2013	43,975	17,632	0.01

(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

At May 31, 2015, open credit default swap contracts sold were as follows:
Bilateral Swaps
Effective/ Expiration Dates	Notional Amount ($) (f)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (g)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation ($)
4/15/2015 6/20/2020	330,000	1	5.0%	CCO Holdings LLC, 7.25%, 10/30/2017, BB–	37,081	32,063	5,018
1/21/2015 3/20/2020	435,000	2	5.0%	General Motors Corp., 6.25%, 10/2/2043, BBB–	77,463	66,508	10,955
6/20/2013 9/20/2018	750,000	3	5.0%	Sprint Communications, Inc., 6.0%, 12/1/2016, B+	57,566	29,453	28,113
Total unrealized appreciation							44,086

(f) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(g) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 Barclays Bank PLC

2 Credit Suisse

3 Bank of America

As of May 31, 2015, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	237,510	USD	253,060	7/13/2015	(7,952)	Citigroup, Inc.

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding credit default swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2015 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (h)
Corporate Bonds	$—	$183,313,847	$0	$183,313,847
Government & Agency Obligation	—	758,040	—	758,040
Loan Participations and Assignments	—	27,688,894	0	27,688,894
Convertible Bond	—	—	1,418,937	1,418,937
Preferred Security	—	737,100	—	737,100
Common Stocks (h)	3,599	—	78,701	82,300
Preferred Stock	—	364,385	—	364,385
Warrants	—	—	5,685	5,685
Short-Term Investments	1,688,510	—	—	1,688,510
Derivatives (i)
Credit Default Swap Contracts	—	44,086	—	44,086
Total	$1,692,109	$212,906,352	$1,503,323	$216,101,784
Liabilities	Level 1	Level 2	Level 3	Total

Derivatives (i)
Forward Foreign Currency Exchange Contracts	$—	$(7,952)	$—	$(7,952)
Total	$—	$(7,952)	$—	$(7,952)

During the year ended May 31, 2015, the amount of transfers between Level 3 and Level 2 was $283,221. The investments were transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Transfers between price levels are recognized at the beginning of the reporting period.

(h) See Investment Portfolio for additional detailed categorizations.

(i) Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2015 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $211,400,767)	$214,369,188
Investment in Central Cash Management Fund (cost $1,688,510)	1,688,510
Total investments in securities, at value (cost $213,089,277)	216,057,698
Cash	50,364
Deposit from broker on bilateral swap contracts	180,000
Receivable for investments sold	828,744
Receivable for investments sold — when-issued securities	1,201,178
Interest receivable	2,911,803
Unrealized appreciation on bilateral swap contracts	44,086
Upfront payments paid on bilateral swap contracts	128,024
Foreign taxes recoverable	546
Other assets	1,793
Total assets	221,404,236
Liabilities
Payable for investments purchased	108,005
Payable for investments purchased — when-issued securities	2,239,574
Notes payable	65,000,000
Interest on notes payable	85,231
Payable on return of deposit for bilateral swap contracts	180,000
Unrealized depreciation on forward foreign currency exchange contracts	7,952
Accrued management fee	111,944
Accrued Trustees' fees	5,560
Other accrued expenses and payables	121,279
Total liabilities	67,859,545
Net assets, at value	$153,544,691

The accompanying notes are an integral part of the financial statements.
Statement of Assets and Liabilities as of May 31, 2015 (Unaudited) (continued)
Net Assets Consist of
Distributions in excess of net investment income	(650,185)
Net unrealized appreciation (depreciation) on: Investments	2,968,421
Swap contracts	44,086
Foreign currency	(7,962)
Accumulated net realized gain (loss)	(38,054,029)
Paid-in capital	189,244,360
Net assets, at value	$153,544,691
Net Asset Value
Net Asset Value per share ($153,544,691 ÷ 15,604,976 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$9.84

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2015 (Unaudited)
Investment Income
Income: Interest	$6,165,807
Dividends	22,555
Income distributions — Central Cash Management Fund	1,227
Total income	6,189,589
Expenses: Management fee	646,989
Services to shareholders	16,228
Custodian fee	32,076
Professional fees	49,925
Reports to shareholders	34,735
Trustees' fees and expenses	7,371
Interest expense	393,040
Stock exchange listing fees	11,835
Other	34,592
Total expenses	1,226,791
Net investment income	4,962,798
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(686,528)
Swap contracts	246,051
Foreign currency	91,849
(348,628)
Change in net unrealized appreciation (depreciation) on: Investments	198,537
Swap contracts	(221,480)
Foreign currency	(17,462)
(40,405)
Net gain (loss)	(389,033)
Net increase (decrease) in net assets resulting from operations	$4,573,765

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended May 31, 2015 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$4,573,765
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(53,285,391)
Net purchases, sales and maturities of short-term investments	(378,691)
Net amortization of premium/(accretion of discount)	273,182
Proceeds from sales and maturities of long-term investments	61,709,526
(Increase) decrease in interest receivable	187,651
(Increase) decrease in other assets	7,259
(Increase) decrease in receivable for investments sold	619,633
(Increase) decrease in receivable for investments sold — when-issued securities	(1,201,178)
(Increase) decrease in upfront payments paid/received on credit default swap contracts	(24,764)
Increase (decrease) in interest on notes payable	(42,771)
Increase (decrease) in payable for investments purchased	(190,495)
Increase (decrease) in payable for investments purchased — when-issued securities	(885,426)
Increase (decrease) in other accrued expenses and payables	(31,295)
Change in unrealized (appreciation) depreciation on investments	(198,537)
Change in unrealized (appreciation) depreciation on swap contracts	221,480
Change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	17,650
Net realized (gain) loss from investments	686,528
Cash provided (used) by operating activities	12,058,126
Cash Flows from Financing Activities
Net increase (decrease) in notes payable	(5,000,000)
Payment for shares repurchased	(1,847,938)
Distributions paid (net of reinvestment of distributions)	(5,559,785)
Cash provided (used) by financing activities	(12,407,723)
Increase (decrease) in cash	(349,597)
Cash at beginning of period (including foreign currency)	399,961
Cash at end of period	$50,364
Supplemental Disclosure
Interest paid on notes	$(435,811)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended May 31, 2015 (Unaudited)	Year Ended November 30, 2014
Operations: Net investment income	$4,962,798	$10,781,104
Net realized gain (loss)	(348,628)	2,102,675
Change in net unrealized appreciation (depreciation)	(40,405)	(5,225,066)
Net increase (decrease) in net assets resulting from operations	4,573,765	7,658,713
Distributions to shareholders from: Net investment income	(5,559,785)	(11,603,619)
Fund share transactions: Cost of shares repurchased	(1,630,967)	(4,370,751)
Net increase (decrease) in net assets from Fund share transactions	(1,630,967)	(4,370,751)
Increase (decrease) in net assets	(2,616,987)	(8,315,657)
Net assets at beginning of period	156,161,678	164,477,335
Net assets at end of period (including distributions in excess of net investment income of $650,185 and $53,198, respectively)	$153,544,691	$156,161,678
Other Information
Shares outstanding at beginning of period	15,793,008	16,275,311
Shares repurchased	(188,032)	(482,303)
Shares outstanding at end of period	15,604,976	15,793,008

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
	Six Months Ended 5/31/15 (Unaudited)		2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.89		$10.11	$9.97	$9.11	$9.70	$8.89
Income (loss) from investment operations: Net investment incomea	.32		.67	.69	.80	.90	1.00
Net realized and unrealized gain (loss)	(.02)		(.20)	.20	.95	(.36)	.68
Total from investment operations	.30		.47	.89	1.75	.54	1.68
Less distributions from: Net investment income	(.36)		(.72)	(.75)	(.89)	(1.13)	(.87)
NAV accretion resulting from repurchases of shares at a discount to NAVa	.01		.03	.00 ***	—	—	—
Net asset value, end of period	$9.84		$9.89	$10.11	$9.97	$9.11	$9.70
Market price, end of period	$8.82		$8.91	$9.11	$10.10	$9.96	$10.02
Total Return
Based on net asset value (%)b	3.52	**	5.69	9.53	19.83	5.70	19.83
Based on market price (%)b	3.00	**	5.67	(2.58)	11.04	11.76	34.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	154		156	164	163	148	157
Ratio of expenses (including interest expense) (%)	1.61	*	1.57	1.66	1.75	1.61	1.79
Ratio of expenses (excluding interest expense) (%)	1.09	*	1.08	1.07	1.09	1.11	1.20
Ratio of net investment income (%)	6.52	*	6.59	6.88	8.21	9.35	10.65
Portfolio turnover rate (%)	25	**	48	56	49	60	68
Total debt outstanding at end of period ($ thousands)	65,000		70,000	70,000	64,000	64,000	65,000
Asset coverage per $1,000 of debtc	3,362		3,231	3,350	3,539	3,311	3,412
a Based on average shares outstanding during the period.
b Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
c Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
* Annualized ** Not annualized *** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

Deutsche High Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers and loan participations and assignments are valued at the mean of the most recent bid and ask quotations or evaluated prices, as applicable, obtained from broker-dealers. Certain securities may be valued on the basis of a price provided by a single source or broker-dealer. No active trading market may exist for some senior loans and they may be subject to restrictions on resale. The inability to dispose of senior loans in a timely fashion could result in losses. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities are generally categorized as Level 1.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund is approved to participate in securities lending, but had no securities on loan during the six months ended May 31, 2015. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market price. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These floating-rate loans ("Loans") in which the Fund invests are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy outs and refinancing. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship with only the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At November 30, 2014, the Fund had a net pre-enactment tax basis capital loss carryforward of approximately $36,874,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2015 ($1,317,000), November 30, 2016 ($18,292,000) and November 30, 2017 ($17,265,000), the respective expiration dates, whichever occurs first.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, swap contracts, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the cash positions held at the Fund's custodian bank at May 31, 2015.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

B. Derivative Instruments

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on the notional amount of the swap. A bilateral swap is a transaction between the fund and a counterparty where cash flows are exchanged between the two parties. A centrally cleared swap is a transaction executed between the fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the fund exchanges cash flows.

The value of a swap is adjusted daily, and the change in value, if any, is recorded as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. Gains or losses are realized when the swap expires or is closed. Certain risks may arise when entering into swap transactions including counterparty default; liquidity; or unfavorable changes in interest rates or the value of the underlying reference security, commodity or index. In connection with bilateral swaps, securities and/or cash may be identified as collateral in accordance with the terms of the swap agreement to provide assets of value and recourse in the event of default. The maximum counterparty credit risk is the net present value of the cash flows to be received from or paid to the counterparty over the term of the swap, to the extent that this amount is beneficial to the Fund, in addition to any related collateral posted to the counterparty by the Fund. This risk may be partially reduced by a master netting arrangement between the Fund and the counterparty. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty.

An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

Credit default swaps are agreements between a buyer and a seller of protection against predefined credit events for the reference entity. The Fund may enter into credit default swaps to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller of a credit default swap, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the swap provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swaps, in which case the Fund functions as the counterparty referenced above. This involves the risk that the swap may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap, it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swaps sold by the Fund. For the six months ended May 31, 2015, the Fund entered into credit default swap agreements to gain exposure to the underlying issuer's credit quality characteristics.

Under the terms of a credit default swap, the Fund receives or makes periodic payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the swap are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of May 31, 2015 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2015, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $1,185,000 to $3,965,000.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the U.S. dollar may affect the U.S. dollar value of foreign securities or the income or gains received on these securities. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended May 31, 2015, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of May 31, 2015 is included in a table following the the Fund's Investment Portfolio. For the six months ended May 31, 2015, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $253,000 to $591,000.

The following tables summarize the value of the Fund's derivative instruments held as of May 31, 2015 and the related location in the accompanying Statement of Assets and Liabilities presented by primary underlying risk exposure:
Asset Derivative	Swap Contracts
Credit Contracts (a)	$44,086
The above derivative is located in the following Statement of Assets and Liabilities account: (a) Unrealized appreciation on bilateral swap contracts

Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$(7,952)
The above derivative is located in the following Statement of Assets and Liabilities account: (a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended May 31, 2015 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Swap Contracts	Forward Contracts	Total
Credit Contracts (a)	$246,051	$—	$246,051
Foreign Exchange Contracts (b)	—	96,833	96,833
	$246,051	$96,833	$342,884
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Net realized gain (loss) from bilateral swap contracts
(b) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

Change in Net Unrealized Appreciation (Depreciation)	Swap Contracts	Forward Contracts	Total
Credit Contracts (a)	$(221,480)	$—	$(221,480)
Foreign Exchange Contracts (b)	—	(17,650)	(17,650)
	$(221,480)	$(17,650)	$(239,130)
Each of the above derivatives is located in the following Statement of Operations accounts:
(a) Change in net unrealized appreciation (depreciation) on bilateral swap contracts
(b) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

As of May 31, 2015, the Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amounts on the Statement of Assets and Liabilities to the net amounts by counterparty, including any collateral exposure, is included in the following tables:
Counterparty	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Received (a)	Non-Cash Collateral Received	Net Amount of Derivative Assets
Bank of America	$28,113	$—	$(28,113)	$—	$—
Barclays Bank PLC	5,018	—	—	—	5,018
Credit Suisse	10,955	—	—	—	10,955
	$44,086	$—	$(28,113)	$—	$15,973
Counterparty	Gross Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments and Derivatives Available for Offset	Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities
Citigroup, Inc.	$7,952	$—	$—	$—	$7,952

(a) The actual collateral received may be more than the amount shown.

C. Purchases and Sales of Securities

During the six months ended May 31, 2015, purchases and sales of investment securities (excluding short-term instruments) aggregated $53,285,391 and $61,709,526, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The Fund pays a monthly management fee based on the Fund's average weekly net assets, computed and accrued daily and payable monthly at the following annual rates:
First $250 million of the Fund's average weekly net assets	.85%
Over $250 million of such assets	.75%

Accordingly, for the six months ended May 31, 2015, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate of 0.85% of the Fund's average weekly net assets.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2015, the amount charged to the Fund by DSC aggregated $8,992, of which $4,619 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2015, the amount charged to the Fund by DIMA included in the Statement of Operations under "Reports to shareholders" aggregated $7,945, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Borrowings

During the period covered by the report, the Fund was party to a secured revolving line of credit with a commercial bank (the "Lender") in an amount up to $80,000,000 (the "Credit Facility"). The Credit Facility automatically renews for a six-month period on each day unless it is terminated by either party or not extended by the Lender in accordance with its terms.

Loans under the Credit Facility, at the option of the Fund and subject to certain conditions, typically bear interest with reference to LIBOR (a "LIBOR Loan") or, less frequently, with reference to a base rate (a "Base Rate Loan"). Each LIBOR Loan shall bear interest at a rate per annum equal to the applicable LIBOR rate (as defined in the Credit Facility) plus 0.85%. As a general matter, each Base Rate Loan shall bear interest at a rate per annum equal to the greatest of certain specified rates as set forth in the Credit Facility. At May 31, 2015, under the Credit Facility, the outstanding loans balance was $65,000,000. The borrowings were valued at cost, which approximates fair value.

Under the Credit Facility, the weighted average outstanding daily balance of all loans during the six months ended May 31, 2015 was approximately $68,530,000, with a weighted average annual borrowing cost of 1.15%. In addition, a commitment fee was charged to the Fund on the unused portion of the credit lines and is included with "interest expense" in the Statement of Operations.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the Lender. The Fund is subject to certain restrictions on its investments, including asset coverage and portfolio composition requirements, under the terms of the Credit Facility. Such restrictions and covenants contained in the Credit Facility impose asset coverage and portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

G. Share Repurchases

The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2015, the Fund purchased 188,032 shares of beneficial interest on the open market at a total cost of $1,630,967 ($8.67 average per share). The average discount of these purchases, comparing the purchase price to the net asset value at the time of purchase, was 9.96%.

Shareholder Meeting Results (Unaudited)

A Special Meeting of Shareholders (the "Meeting") of Deutsche High Income Trust (the "Fund") was held on June 30, 2015. At the close of business on April 28, 2015, the record date for the determination of shareholders entitled to vote at the Meeting, there were issued and outstanding 15,604,976 shares of the Fund’s beneficial interest, each share being entitled to one vote, constituting all of the Fund’s outstanding voting securities. At the Meeting, the holders of 7,800,049 shares of the Fund’s beneficial interest were represented in person or by proxy, constituting a quorum. The following matter was voted upon by the shareholders of the Fund (the resulting votes are presented below).

1. To approve converting the Fund from a closed-end investment company to an open-end investment company and authorizing certain related amendments to the Fund’s Amended and Restated Agreement and Declaration of Trust.
Number of Votes:
For	Against	Abstain
3,612,997	4,021,934	165,117

The conversion of the Fund to an open-end investment company required the affirmative vote of shareholders entitled to vote more than 50% of the 15,604,976 shares of the Fund's beneficial interest entitled to be cast on the matter (e.g., more than 7,802,488 shares).

As indicated above, the proposal to convert the Fund from a closed-end investment company to an open-end investment company was not approved. Therefore, the Fund will continue to exist as a closed-end registered investment company in accordance with its stated investment objective and policies.

Dividend Reinvestment and Cash Purchase Plan

The Board of Trustees of the Fund has established a Dividend Reinvestment and Cash Purchase Plan (the "Plan") for shareholders that elect to have all dividends and distributions automatically reinvested in shares of the Fund (each a "Participant"). DST Systems, Inc. (the "Plan Agent") has been appointed by the Fund’s Board of Trustees to act as agent for each Participant.

A summary of the Plan is set forth below. Shareholders may obtain a copy of the entire Dividend Reinvestment and Cash Purchase Plan by visiting the Fund’s Web site at deutschefunds.com or by calling (800) 294-4366.

If you wish to participate in the Plan and your shares are held in your own name, contact DeAWM Service Company (the "Transfer Agent") at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366 for the appropriate form. Current shareholders may join the Plan by either enrolling their shares with the Transfer Agent or making an initial cash deposit of at least $250 with the Transfer Agent. First-time investors in the Fund may join the Plan by making an initial cash deposit of at least $250 with the Transfer Agent. Initial cash deposits will be invested within approximately 30 days. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan.

The Transfer Agent will establish a Dividend Investment Account (the "Account") for each Participant in the Plan. The Transfer Agent will credit to the Account of each Participant any cash dividends and capital gains distributions in any month (collectively, "Distributions") paid on shares of the Fund (the "Shares") and any voluntary cash contributions made pursuant to the Plan. Shares in a Participant’s Account are transferable upon proper written instructions to the Transfer Agent.

If, on the valuation date for a Distribution, Shares are trading at a discount from net asset value per Share, the Plan Agent shall apply the amount of such Distribution payable to a Participant (less a Participant’s pro rata share of brokerage commissions incurred with respect to open-market purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Shares for a Participant’s Account. If, on the valuation date for a Distribution, Shares are trading at a premium over net asset value per Share, the Fund will issue on the payment date, Shares valued at net asset value per Share on the valuation date to the Transfer Agent in the aggregate amount of the funds credited to a Participant’s Account. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the Shares on the valuation date if the net asset value per Share of the Shares on the valuation date is less than 95% of the fair market value of the Shares on the valuation date. The valuation date will be the payment date for Distributions. Open-market purchases will be made on or shortly after the valuation date for Distributions, and in no event more than 30 days after such date except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law.

A Participant may from time to time make voluntary cash contributions to his or her Account in a minimum amount of $100 in any month (with a $36,000 annual limit) for the purchase on the open market of Shares for the Participant’s Account. Such voluntary contributions will be invested by the Plan Agent on or shortly after the 15th of each month and in no event more than 30 days after such dates, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities law. Voluntary cash contributions received from a Participant on or prior to the fifth day preceding the 15th of each month will be applied by the Plan Agent to the purchase of additional Shares as of that investment date. No interest will be paid on voluntary cash contributions held until investment. Consequently, Participants are strongly urged to ensure that their payments are received by the Transfer Agent on or prior to the fifth day preceding the 15th of any month. Voluntary cash contributions should be made in U.S. dollars and be sent by first-class mail, postage prepaid only to the following address (deliveries to any other address do not constitute valid delivery):

Deutsche High Income Trust

Dividend Reinvestment and Cash Purchase Plan

c/o DeAWM Service Company

P.O. Box 219066

Kansas City, MO 64121-9066

(800) 294-4366

Participants may withdraw their entire voluntary cash contribution by written notice received by the Transfer Agent not less than 48 hours before such payment is to be invested.

The cost of Shares acquired for each Participant’s Account in connection with the Plan shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases.

The reinvestment of Distributions does not relieve the Participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each Participant the taxable amount of Distributions credited to his or her Account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the Participant would have received if the Participant had elected to receive cash or, for Shares issued by the Fund, the fair market value of the Shares issued to the Participant.

The Fund may amend the Plan at any time or times but, only by mailing to each Participant appropriate written notice at least 90 days prior to the effective date thereof except when necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority in which case such amendment shall be effective as soon as practicable. The Plan also may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective immediately following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten calendar days prior to the record date for the Distribution; otherwise such withdrawal will be effective after the investment of the current Distribution. When a Participant withdraws from the Plan, or when the Plan is terminated by the Fund, the Participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a Participant so desires, the Transfer Agent will notify the Plan Agent to sell his or her Shares in the Plan and send the proceeds to the Participant, less brokerage commissions.

All correspondence and inquiries concerning the Plan, and requests for additional information about the Plan, should be directed to DeAWM Service Company at P.O. Box 219066, Kansas City, Missouri 64121-9066 or (800) 294-4366.

Additional Information

Automated Information Lines	Deutsche AWM Closed-End Fund Info Line (800) 349-4281
Web Site	deutschefunds.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Asset & Wealth Management Attn: Secretary of the Deutsche Funds One Beacon Street Boston, MA 02108
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	DST Systems, Inc. 333 W. 11th Street, 5th Floor Kansas City, MO 64105
Shareholder Service Agent and Transfer Agent	DeAWM Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on deutschefunds.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on deutschefunds.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	KHI
CUSIP Number	25155R 100

Privacy Statement
FACTS	What Does Deutsche Asset & Wealth Management Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
— Social Security number
— Account balances
— Purchase and transaction history
— Bank account information
— Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons Deutsche Asset & Wealth Management chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Deutsche Asset & Wealth Management share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share
Questions?	Call (800) 728-3337 or e-mail us at service@db.com

Who we are
Who is providing this notice?	DeAWM Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAWM Trust Company; the Deutsche Funds
What we do
How does Deutsche Asset & Wealth Management protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Deutsche Asset & Wealth Management collect my personal information?
We collect your personal information, for example. When you:
— open an account
— give us your contact information
— provide bank account information for ACH or wire transactions
— tell us where to send money
— seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
— sharing for affiliates' everyday business purposes — information about your creditworthiness
— affiliates from using your information to market to you
— sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. Deutsche Asset & Wealth Management does not jointly market.
Rev. 08/2014

Notes

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

HIT-3
(R-027922-4 7/15)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

	(a)	(b)	(c)	(d)
Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	188,032	$8.67	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 28	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a
Total	188,032	$8.67	n/a

The Fund may from time to time repurchase shares in the open market.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 30, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 30, 2015